Loss per Share Attributable to Ordinary Equity Holders of the Parent (Tables)	12 Months Ended
Dec. 31, 2022
Basic earnings per share [abstract]
Summary of Calculations of Basic and Diluted Loss per Share
The calculations of basic and diluted loss per share are based on:

	2022	2021	2020
	US$’000	US$’000	US$’000
Earnings
Loss attributable to ordinary equity holders of the parent, used in the basic earnings per share calculation	(446,349)	(403,582)	(266,373)

	Number of shares
	2022	2021	2020
Shares
Weighted average number of ordinary shares in issue during the year used in the basic earnings per share calculation	318,083,913	281,703,291	236,305,234